Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions And Balances With Related Parties
Schedule of balances with related parties
	December 31,
	2017	2018
	Thousands USD	Thousands USD
Other payables	115	74

Shareholder and other related parties benefits

	Year ended on December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Salaries and related expenses- related parties employed by the Group	1,501	1,138	829
Number of related parties	5	5	4
Compensation for directors not employed by the Group	739	494	311
Number of directors	8	9	7